9. INVESTMENTS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments Details Narrative
Equity instruments in publicly-traded companies	$ 5,866	$ 3,760
Investments in debt instruments (note 9)	$ 30,136	$ 0